Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Summary of Property and equipment, net

	December 31, 2020	December 31, 2021

	RMB in thousands

Leasehold improvements	118,581	221,280
Servers and computers	1,286,310	2,277,947
Others	30,750	59,871

Total	1,435,641	2,559,098
Less: accumulated depreciation	(673,700)	(1,208,842)

Net book value	761,941	1,350,256